Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Aerospace/Defense - 11.4%
CAE, Inc. (a)	3,797	$121,691
Elbit Systems Ltd.	471	333,992
IHI Corp.	14,800	341,215
Kawasaki Heavy Industries Ltd.	1,600	133,109
Leonardo SpA	4,641	309,719
MTU Aero Engines AG	357	158,478
Rheinmetall AG	702	1,482,419
Rolls-Royce Holdings PLC	122,444	2,028,977
Saab AB- Class A	2,921	227,351
Safran SA	2,414	861,295
Singapore Technologies Engineering Ltd.	33,600	258,847
Thales SA	728	220,912
		6,478,005

Agriculture - 2.9%
British American Tobacco PLC	22,387	1,340,506
Imperial Brands PLC	7,713	323,587
		1,664,093

Airlines - 1.2%
Cathay Pacific Airways Ltd.	33,000	51,789
International Consolidated Airlines Group SA	46,874	268,232
Qantas Airways Ltd.	14,451	101,334
Ryanair Holdings PLC	8,012	271,711
		693,066

Banks - 26.7% (b)
ABN AMRO Bank NV (c)	1,302	47,936
Banca Mediolanum SpA	13,910	325,808
Banco Bilbao Vizcaya Argentaria SA	43,803	1,113,728
Banco BPM SpA	11,382	170,265
Banco Santander SA	138,332	1,767,622
Bank Hapoalim BM	2,858	70,877
Bank Leumi Le-Israel BM	5,209	125,585
Bank of Montreal	1,425	193,994
Bank of Nova Scotia	747	55,847
Barclays PLC	112,522	748,597
CaixaBank SA	20,354	269,133
Canadian Imperial Bank of Commerce	2,781	257,013
Commerzbank AG	10,151	417,408
Commonwealth Bank of Australia	6,141	638,706
Computershare Ltd.	7,732	176,116
DBS Group Holdings Ltd.	3,900	181,495
Deutsche Bank AG	30,013	1,184,682
Erste Group Bank AG	2,051	266,212
HSBC Holdings PLC	116,476	2,048,662
ING Groep NV	8,643	254,281
Intesa Sanpaolo SpA	104,612	739,797
Lloyds Banking Group PLC	297,314	443,239
NatWest Group PLC	57,397	522,441
Societe Generale SA	9,136	799,209
SpareBank 1 Sor-Norge ASA	2,805	56,680
Standard Chartered PLC	17,824	454,130
Toronto-Dominion Bank	6,048	565,247
UniCredit SpA	14,479	1,260,603
		15,155,313

Beverages - 0.3%
Coca-Cola Europacific Partners PLC (d)	1,615	148,095

Building Materials - 1.6%
Heidelberg Materials AG	1,572	430,999
Holcim AG	4,540	467,126
		898,125

Commercial Services - 0.6%
Brambles Ltd.	15,490	241,617
Element Fleet Management Corp.	4,078	103,324
		344,941

Computers - 1.0%
BayCurrent, Inc.	1,300	45,705
CyberArk Software Ltd. (a)	402	173,194
Matrix IT Ltd.	910	40,866
NEC Corp.	9,400	316,451
		576,216

Distribution/Wholesale - 0.1%
SGH Ltd.	2,559	82,719

Diversified Financial Services - 3.1%
Brookfield Asset Management Ltd. - Class A	6,761	335,903
Deutsche Boerse AG	1,462	369,646
Hong Kong Exchanges & Clearing Ltd.	11,100	614,101
Plus500 Ltd.	1,174	67,374
Singapore Exchange Ltd.	15,100	209,270
TMX Group Ltd.	4,707	173,775
		1,770,069

Electric - 3.5%
Emera, Inc.	2,918	144,630
Endesa SA	3,044	112,179
Engie SA	19,281	573,656
Iberdrola SA	45,288	1,015,938
OPC Energy Ltd. (a)	3,974	108,528
		1,954,931

Electrical Components & Equipment - 0.9%
Fujikura Ltd.	3,800	480,525

Engineering & Construction - 1.9%
ACS Actividades de Construccion y Servicios SA	2,307	258,831
Aena SME SA (c)	8,055	250,445
AtkinsRealis Group, Inc.	1,503	105,480
Keppel Ltd.	27,300	234,564
Kinden Corp.	1,000	44,184
Shikun & Binui Ltd. (a)	8,078	47,223
Shimizu Corp.	5,700	100,862
Strabag SE	527	54,660
		1,096,249

Entertainment - 0.2%
Sankyo Co. Ltd.	1,900	29,655
Toho Co. Ltd./Tokyo	1,300	66,168
		95,823

Food - 2.1%
Aeon Co. Ltd.	20,800	284,260
DFI Retail Group Holdings Ltd.	5,100	21,012
Empire Co. Ltd. - Class A	1,425	46,549
George Weston Ltd.	968	67,514
Loblaw Cos. Ltd.	4,316	194,207
Metro, Inc./CN	1,561	103,623
Orkla ASA	5,288	62,706
Shufersal Ltd.	6,167	79,663
Strauss Group Ltd.	2,116	79,939
Tesco PLC	44,037	256,216
		1,195,689

Gas - 0.2%
Naturgy Energy Group SA	1,458	45,764
Sembcorp Industries Ltd.	19,100	90,538
		136,302

Hand/Machine Tools - 0.1%
Schindler Holding AG	134	49,315

Healthcare-Services - 0.3%
Fresenius SE & Co. KGaA	2,518	140,909

Holding Companies-Diversified - 0.3%
Jardine Matheson Holdings Ltd.	2,000	145,540

Household Products/Wares - 0.8%
Reckitt Benckiser Group PLC	5,373	447,891

Insurance - 14.7%
Admiral Group PLC	1,899	71,458
Ageas SA/NV	2,879	204,587
Allianz SE	3,446	1,518,702
Aviva PLC - Class B (a)	36,673	319,053
AXA SA	16,813	765,885
Clal Insurance Enterprises Holdings Ltd.	1,789	130,843
Fairfax Financial Holdings Ltd.	267	440,630
Generali	12,955	528,102
Gjensidige Forsikring ASA	3,514	99,905
Great-West Lifeco, Inc.	6,061	283,721
Harel Insurance Investments & Financial Services Ltd.	3,131	144,143
iA Financial Corp., Inc.	2,064	253,610
Medibank Pvt Ltd.	40,251	129,493
Menora Mivtachim Holdings Ltd.	763	98,340
Migdal Insurance & Financial Holdings Ltd.	18,796	101,267
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	781	474,360
Phoenix Financial Ltd.	5,223	254,439
Power Corp. of Canada	12,969	654,046
QBE Insurance Group Ltd.	18,648	256,334
Storebrand ASA	7,966	139,377
Sun Life Financial, Inc.	11,207	706,173
Swiss Life Holding AG	212	232,116
Swiss Re AG	2,715	433,564
Talanx AG	801	101,118
		8,341,266

Internet - 5.2%
LY Corp.	18,600	47,666
Prosus NV	10,216	586,769
Sea Ltd. - ADR (a)	4,454	518,847
Shopify, Inc. - Class A (a)	8,921	1,170,576
Spotify Technology SA (a)	1,229	614,930
		2,938,788

Leisure Time - 0.2%
Amer Sports, Inc. (a)	3,079	112,784

Lodging - 0.0% (e)
Fattal Holdings 1998 Ltd. (a)	130	26,821

Machinery-Construction & Mining - 4.4%
Mitsubishi Heavy Industries Ltd.	25,100	732,921
Siemens Energy AG (a)	10,210	1,749,411
		2,482,332

Mining - 3.2%
Agnico Eagle Mines Ltd.	4,193	797,060
Evolution Mining Ltd.	17,365	177,875
Kinross Gold Corp.	9,606	302,504
Lynas Rare Earths Ltd. (a)	6,509	67,535
Wheaton Precious Metals Corp.	3,355	442,003
		1,786,977

Oil & Gas - 0.1%
Delek Group Ltd.	96	27,010

Pharmaceuticals - 0.6%
Galderma Group AG	1,274	237,150
Sigma Healthcare Ltd.	57,795	124,358
		361,508

Pipelines - 2.8%
Enbridge, Inc.	21,276	1,038,604
TC Energy Corp.	8,999	527,654
		1,566,258

Private Equity - 0.6%
3i Group PLC	7,796	357,472

Real Estate - 1.5%
Amot Investments Ltd.	10,488	81,511
Big Shopping Centers Ltd.	649	156,573
Hongkong Land Holdings Ltd.	13,100	111,219
Melisron Ltd.	597	78,582
Mivne Real Estate KD Ltd.	13,939	65,296
Sun Hung Kai Properties Ltd.	14,500	233,311
Swire Properties Ltd.	18,400	55,868
UOL Group Ltd.	10,200	86,918
		869,278

Retail - 1.4%
Chow Tai Fook Jewellery Group Ltd.	27,800	51,243
Dollarama, Inc.	2,342	315,615
JB Hi-Fi Ltd.	1,416	80,016
Ryohin Keikaku Co. Ltd.	8,200	163,248
Shimamura Co. Ltd.	500	33,520
Sugi Holdings Co. Ltd.	1,000	22,997
Tokyo Gas Co. Ltd.	2,500	110,591
		777,230

Software - 0.7%
Konami Group Corp.	1,000	145,193
Pro Medicus Ltd.	658	84,363
Square Enix Holdings Co. Ltd.	3,500	60,474
Technology One Ltd.	3,781	66,323
TIS, Inc.	1,700	49,409
		405,762

Telecommunications - 3.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	60,940	156,948
BT Group PLC	69,315	181,489
Deutsche Telekom AG	24,326	812,280
HKT Trust & HKT Ltd.	47,000	70,391
Orange SA	18,136	335,792
Singapore Telecommunications Ltd.	73,400	264,843
Tele2 AB - Class B	4,804	87,882
Telenor ASA	4,786	80,508
Telstra Group Ltd.	51,037	173,433
		2,163,566

Toys/Games/Hobbies - 0.1%
Sanrio Co. Ltd.	1,600	49,160

Transportation - 0.5%
Poste Italiane SpA (c)	11,118	292,568
TOTAL COMMON STOCKS (Cost $54,802,938)		56,112,596

REAL ESTATE INVESTMENT TRUSTS - 0.4%	Shares	Value
REITS - 0.4%
Japan Metropolitan Fund Invest	57	44,823
Link REIT	21,600	99,317
Nippon Building Fund, Inc.	62	57,489
Orix JREIT, Inc.	51	34,141
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $233,730)		235,770

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (f)	143,046	143,046
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $143,046)		143,046

TOTAL INVESTMENTS - 99.7% (Cost $55,179,714)		56,491,412
Money Market Deposit Account - 0.4% (g)		221,560
Liabilities in Excess of Other Assets - (0.1)%		(34,786)
TOTAL NET ASSETS - 100.0%		$56,678,186

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2026, the value of these securities total $590,949 or 1.0% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $140,668.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Innovator Gradient Tactical Rotation Strategy ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$56,112,596	$–	$–	$56,112,596
Real Estate Investment Trusts	235,770	–	–	235,770
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	143,046
Total Investments	$56,348,366	$–	$–	$56,491,412

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $143,046 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2026 (% of Net Assets)

Common Stocks	$56,112,596	99.0%
Real Estate Investment Trusts	235,770	0.4
Money Market Deposit Account	221,560	0.4
Investments Purchased with Proceeds from Securities Lending	143,046	0.3
Liabilities in Excess of Other Assets	(34,786)	(0.1)
	$56,678,186	100.0%